UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form 13F-HR

                               Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:    September 30, 2005
                                              -----------------------


Check here if Amendment [     ]; Amendment Number:

     This Amendment (Check only one.):      [   ]    is a restatement.
                                            [   ]    adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:         033 Asset Management, LLC
Address:      125 High Street
              Boston, Massachusetts  02110


Form 13F File Number: 28-06432

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    Lawrence Longo
Title:   Chief Operating Officer
Phone:   (617) 371-2015

Signature, Place, and Date of Signing:

     /s/ Lawrence Longo        Boston, Massachusetts           November 8, 2005
     ------------------        ---------------------           ----------------
         [Signature]              [City, State]                     [Date]

Report Type (Check only one.):

[X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                       0
                                                      -------

Form 13F Information Table Entry Total:                 41
                                                      -------

Form 13F Information Table Value Total:               $82,391
                                                      -------
                                                    (thousands)

List of Other Included Managers:

{None}


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

                                                                        SHRS PRN
                                                                         OR AMT                                             VOTING
                                                                         SH/PRN                     INVESTMENT   OTHER    AUTHORITY
CUSIP       NAME OF ISSUER                                              PUT/CALL     VALUE(x$1000)  DISCRETION  MANAGERS     SOLE
-----       --------------                                            ------------    ------------  ----------  -------- ----------
885535104   3COM CORP                                  COMMON STOCK      100,000         408           SOLE       N/A       100,000
004329108   ACCESS INTEGRATED TECHNOLOGIES INC         COMMON STOCK       50,000         502           SOLE       N/A        50,000
001547108   AK STEEL HOLDING CORP                      COMMON STOCK        6,700          57           SOLE       N/A         6,700
016255101   ALIGN TECHNOLOGY INC                       COMMON STOCK      200,000       1,344           SOLE       N/A       200,000
01859P609   ALLIANCE GAMING CORP                       COMMON STOCK       21,000         228           SOLE       N/A        21,000
025816109   AMERICAN EXPRESS COMPANY                   COMMON STOCK       10,000         574           SOLE       N/A        10,000
03525Y105   ANIMAS CORP                                COMMON STOCK      168,200       2,641           SOLE       N/A       168,200
03833V108   APTIMUS INC                                COMMON STOCK      119,396       1,666           SOLE       N/A       119,396
09856E105   BOOKHAM INC                                COMMON STOCK    1,332,493       6,503           SOLE       N/A     1,332,493
153435102   CENTRAL EUROPEAN DISTRIBUTION              COMMON STOCK       77,986       3,321           SOLE       N/A        77,986
M22465104   CHECK POINT SOFTWARE TECHNOLOGIES          COMMON STOCK        5,000         122           SOLE       N/A         5,000
G2110R106   CHIPMOS TECHNOLOGIES BERMUDA LTD           COMMON STOCK      586,235       4,045           SOLE       N/A       586,235
170404107   CHORDIANT SOFTWARE INC                     COMMON STOCK    1,288,300       3,672           SOLE       N/A     1,288,300
25388K104   DIGITAS INC                                COMMON STOCK       41,887         476           SOLE       N/A        41,887
25454R207   DIOMED HOLDINGS INC                        COMMON STOCK      152,200         324           SOLE       N/A       152,200
344159108   FOCUS ENHANCEMENTS INC                     COMMON STOCK    6,203,162       6,575           SOLE       N/A     6,203,162
G3682E127   FRONTLINE LTD                              COMMON STOCK       22,500         993           SOLE       N/A        22,500
42210P102   HEADWATERS INC                             COMMON STOCK      100,000       3,740           SOLE       N/A       100,000
426281101   HENRY JACK & ASSOCIATES                    COMMON STOCK       10,000         194           SOLE       N/A        10,000
436233100   HOLLYWOOD MEDIA CORP                       COMMON STOCK    2,153,597       9,088           SOLE       N/A     2,153,597
440543106   HORNBECK OFFSHORE SERVICES                 COMMON STOCK       50,000       1,832           SOLE       N/A        50,000
46145P103   INVESTOOLS INC                             COMMON STOCK       34,000         145           SOLE       N/A        34,000
462030305   IOMEGA CORP                                COMMON STOCK    3,044,230       9,163           SOLE       N/A     3,044,230
514766104   LANDEC CORP                                COMMON STOCK      927,968       6,783           SOLE       N/A       927,968
594918104   MICROSOFT CORP                             COMMON STOCK       25,000         643           SOLE       N/A        25,000
59862K108   MIKOHN GAMING CORP                         COMMON STOCK       60,000         797           SOLE       N/A        60,000
61980V107   MOTIVE INC                                 COMMON STOCK    1,165,285       7,388           SOLE       N/A     1,165,285
626717102   MURPHY OIL CORP                            COMMON STOCK        3,750         187           SOLE       N/A         3,750
709631105   PENTAIR INC                                COMMON STOCK        7,500         274           SOLE       N/A         7,500
71649P102   PETROKAZAKHSTAN INC                        COMMON STOCK       10,000         544           SOLE       N/A        10,000
719358103   PHOTOMEDEX INC                             COMMON STOCK      256,948         534           SOLE       N/A       256,948
749121109   QWEST COMMUNICATIONS INTERNATIONAL INC     COMMON STOCK       20,700          85           SOLE       N/A        20,700
750611402   RADYNE CORP                                COMMON STOCK    1,014,000      10,759           SOLE       N/A     1,014,000
760174102   RENTRAK CORP                               COMMON STOCK      172,318       1,637           SOLE       N/A       172,318
808513105   CHARLES SCHWAB CORP                        COMMON STOCK       12,500         180           SOLE       N/A        12,500
827057100   SILICON STORAGE TECHNOLOGY                 COMMON STOCK       18,302          98           SOLE       N/A        18,302
832154108   SMITH MICRO SOFTWARE INC                   COMMON STOCK       10,000          67           SOLE       N/A        10,000
83545R108   SONIC FOUNDRY INC                          COMMON STOCK    2,651,662       3,474           SOLE       N/A     2,651,662
878311109   TECHTEAM GLOBAL INC                        COMMON STOCK        1,900          23           SOLE       N/A         1,900
87929J103   TELECOMMUNICATION SYSTEMS INC              COMMON STOCK    2,996,112       7,833           SOLE       N/A     2,996,112
961840105   WET SEAL INC                               COMMON STOCK    1,150,000       5,175           SOLE       N/A     1,150,000